SCHEDULE OF EFFECTIVE TAX RATE (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate		(21.00%)	(21.00%)
Valuation allowance		21.00%	21.00%
Effective Rate	21.00%	0.00%	0.00%